Contractual Maturities of FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances contractual maturity due in year one		$ 3,027
Federal Home Loan Bank advances contractual maturity due in year two		20,022
Federal Home Loan Bank advances contractual maturity due in year three		23,000
Federal Home Loan Bank advances contractual maturity due in year four		32,529
Federal Home Loan Bank advances contractual maturity due in year five		30,000
Federal Home Loan Bank advances contractual maturity due in year thereafter		56,023
Federal Home Loan Bank advances contractual maturities	$ 164,529	$ 164,601	$ 82,291	$ 55,273